Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments [Abstract]
Reserve for unfunded loan commitments	$ 151,000	$ 103,000
Losses on unfunded loan commitments	$ 0	$ 0